Business combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business combinations	Business combinations
21.1.    Accounting policy
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling interests in the acquiree at fair value or on the basis of its proportionate share in the identifiable net assets of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
The assets acquired and liabilities assumed are measured at fair value, classified, and allocated according to the contractual terms, economic circumstances, and relevant conditions as at the acquisition date. The Group identifies and measures the assets acquired and liabilities assumed by the value obtained in preliminary assessments at the acquisition date. The Group has up to 12 months after each of the acquisitions to conclude the assessment and frequently values the assets acquired and liabilities assumed with the assistance of independent specialists. When the valuation is finalized, the Company recognizes the difference between the preliminary amounts and the final amounts related to the acquisition on its statement of financial position and statement of profit or loss, as appropriated.
Subsequent to the initial recognition of Property and equipment and Intangible assets identified, the Company accounts the depreciation and amortization by the method and useful lives defined at the initial recognition based on the preliminary assessments until the final assessments are available.
Contingent liabilities recognized as of acquisition date are measured at fair value. Subsequently, until the liability is settled, cancelled or expires, they are recognized at the higher of the amount initially recognized or the amount that would be recognized under IAS 37.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value on acquisition date. Subsequent changes in the fair value of the contingent consideration treated as an asset or liability should be recognized in profit or loss. In order to evaluate the contingent consideration, the Group considers different probabilities of scenarios and discounted future contractual cash flows at the interest rates available in the market for similar financial instruments.
Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of net assets acquired. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all assets acquired and all liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill indefinite useful life intangible assets recognized under business combination are tested for impairment at least annually at December 31 or whenever there is an indication that it may be impaired (see Note 10.4 for more details).
21.2.    Significant judgments, estimates and assumptions
The process of accounting a business combination includes the use of (i) valuation techniques to determine the amounts of intangible assets identified, (ii) estimates to determine its useful life, and (iii) valuation techniques to estimate the contingent consideration included in the total consideration paid to acquire the companies.
21.3.    Acquisitions in 2022
During 2022, the Group realized business combinations with Reclame Aqui, Plugg.to and Hubcount.
21.3.1.    Transaction details
21.3.1.1. Reclame Aqui
On February 17, 2022 the Group acquired 50% of equity interest in Reclame Aqui Holdings Limited (“Reclame Aqui”). Reclame Aqui is an unlisted company based in Cayman Islands, with operations in Brazil, which provides customer relationship software and other solutions to help companies better engage and serve their clients.The Group determined it has control based on its voting power over the main decisions of Reclame Aqui.
21.3.1.2. Plugg.to
On June 08, 2022, the Group acquired 100% of equity interest in ThirdLevel Soluções de Internet S.A. (“Plugg.to”), a private company headquartered in the State of São Paulo, Brazil. Plugg.to develops technology that works as a marketplace hub, offering fast and intelligent integrations between virtual store platforms, ERP's and marketplaces, with which the Group hopes to obtain synergies in its services to customers. The agreement with the selling shareholders provides for a contingent consideration linked to the achievement of certain operational goals and to the performance of net revenue for fiscal years 2023 and 2024.
Plugg.to was merged into Linx Sistemas on November 3, 2022.
21.3.1.3. Hubcount
On August 31, 2022, our controlled company Questor acquired 75% of equity interest in Hubcount Tecnologia S.A. (“Hubcount”), a private company headquartered in the State of São Paulo, Brazil. Hubcount develops technology that offers accounting solutions to accounting offices and large corporations, with which the Group hopes to obtain synergies in its services to customers. The agreement with the selling shareholders provides for a contingent consideration linked to the performance of net revenue for fiscal year 2023.
21.3.2.    Financial position of the businesses acquired
The net assets acquired, at fair value, on the date of the business combination, and the goodwill amount originated in the transaction are presented below.

Fair value	Reclame Aqui (as of Feb 17, 2022)(a)	Plugg.to (as of June 08, 2022)(a)	Hubcount (as of August 31, 2022)(b)	Total

Cash and cash equivalents	418	362	36	816
Short-term investments	9,024	—	—	9,024
Trade accounts receivable	7,938	1,864	235	10,037
Recoverable taxes	148	91	42	281
Receivables from related parties	62	—	—	62
Property and equipment	1,285	—	205	1,490
Intangible assets - Customer relationship(c)	26,964	2,089	—	29,053
Intangible assets - Software(c)	11,220	34,141	—	45,361
Intangible assets - Trademarks and patents(c)	288,964	—	—	288,964
Other assets	63,651	8	460	64,119
Total assets	409,674	38,555	978	449,207

Trade accounts payable	17,401	3,943	79	21,423
Loans and financing	4,463	—	—	4,463
Labor and social security liabilities	2,190	541	313	3,044
Taxes payable	3,364	313	41	3,718
Deferred tax liabilities	—	12,318		12,318
Other liabilities	3,154	—	87	3,241
Total liabilities	30,572	17,115	520	48,207

Net assets and liabilities	379,102	21,440	458	401,000
Consideration paid (Note 21.3.4)	435,164	46,038	10,615	491,817
Goodwill	56,062	24,598	10,157	90,817

(a)Identification and measurement of assets acquired, liabilities assumed, consideration transferred, and goodwill are final.
(b)Identification and measurement of assets acquired, liabilities assumed, consideration transferred, and goodwill are preliminary.
(c)The Group carried out a preliminary or final fair value assessment of the assets acquired in the business combination, as specified in the items (a) and (b) above, having identified customer relationship, software, and trademark and patents as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 21.3.3.
21.3.3.    Intangible assets recognized from business combination
The assumptions adopted to measure the fair value of intangible assets identified in the business combination are described below, as well as whether the assessment is preliminary or final.
21.3.3.1. Customer relationship

	Reclame Aqui	Plugg.to

Amount	26,964	2,089
Method of evaluation	Distributor’s Method	Distributor’s Method
Estimated useful life(a)	5 years and 9 months	3 years and 7 months
Discount rate(b)	14.0%	15.0%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections
Assessment status	Final	Final

(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.3.3.2. Software

	Reclame Aqui	Plugg.to

Amount	11,220	34,141
Method of evaluation	Replacement cost	MEEM (*)
Estimated useful life(a)	5 years	5 years
Discount rate(b)	14.0%	15.0%
Source of information	Historical data	Acquirer’s management internal projections
Assessment status	Final	Final

(*) Multi-Period Excess Earnings Method (“MEEM”)
(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.3.3.3. Trademark and patents

Reclame Aqui

Amount	288,964
Method of evaluation	MEEM (*)
Estimated useful life(a)	30 years and 9 months
Discount rate(b)	14.0%
Source of information	Acquirer’s management internal projections
Assessment status	Final
(*)     Multi-Period Excess Earnings Method (“MEEM”)
(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.3.4.    Consideration paid
The consideration paid on business combination is composed by the sum of the following values, if any: (a) consideration transferred, (b) non-controlling interest in the acquiree and (c) fair value of the acquirer’s previously held equity interest in the acquiree. The consideration paid in the preliminary assessments is presented as follows.

	Reclame Aqui	Plugg.to	Hubcount	Total

Cash consideration paid to the selling shareholders	42,273	20,880	7,500	70,653
Cash consideration to be paid to the selling shareholders	10,000	16,744	3,000	29,744
Shares of the Company delivered to selling shareholders(a)	113,779	—	—	113,779
Capital increase in the acquiree(a)	64,013	—	—	64,013
Non-controlling interest in the acquiree(b)	189,739	—	115	189,854
Call option in the acquiree(c)	(16,200)	—	—	(16,200)
Contingent consideration(d)	31,560	8,414	—	39,974
Total	435,164	46,038	10,615	491,817

(a)The Group used Treasury shares to pay some of the selling shareholders and some of the Capital increase in Reclame Aqui (see note 14.3), The fair value of the treasury shares delivered to selling shareholders and used as capital increase were R$113,779 and R$56,085, respectively, totaling R$169,864. The treasury shares used as capital increase in Reclame Aqui were subsequently sold by the investee for R$53,406.
(b)The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.
(c)The Group has a call option to acquire the remaining equity interest to hold 100% of Reclame Aqui, which can be exercised between January 1, 2027 and June 30, 2027. The option has been measured in accordance with pre-determined formulas and was recorded in the consolidated statement of financial position as Derivative financial instruments. R$16,200 represents the final amount on acquisition date. This value is periodically remeasured, which may result in an increase or decrease of the estimate, and as of June 30, 2022 this option is included in the amount of R$23,983 mentioned in Note 6.8.
(d)Reclame Aqui contingent consideration will be paid to the selling shareholders in two periods – after the closing of the 2023 (1st period) and 2025 (2nd period) fiscal years, the amount is based on predetermined formulas which consider mainly the net revenue of Reclame Aqui at the end of 2023 and 2025. Plugg.to contingent consideration will be paid to the selling shareholders after the closing of the 2023 for financial metrics and 2024 for operational metrics. Contingent consideration for the acquisition of Hubcount is being evaluated.
Additionally, the Group holds a put option to sell the totality of its shares on Reclame Aqui to VLP Holding Ltd (non-controller shareholder of Reclame Aqui). VLP Holding Ltd also has a put option to sell the totality of its shares on Reclame Aqui to the Group. This option can be exercised by VLP Holding Ltd between July 1, 2027 and July 31, 2027, provided that: (i) the Company decides not to exercise the call option mentioned in the item c) above and (ii) certain metrics based on net revenue of Reclame Aqui are achieved. See note 6.12(k) for further details about accounting policy elected to those options.
21.3.5.    Revenue and profit contribution
The combined statement of profit or loss from the acquisition date through December 31, 2022 for all companies acquired in 2022, is presented below:

2022

Net revenue from subscription services and equipment rental	81,064
Other financial income	3,683
Total revenue and income	84,747

Cost of services	(891)
Administrative expenses	(71,513)
Selling expenses	(1,139)
Financial expenses, net	(840)
Other income (expenses), net	(1,938)
(76,321)

Profit before income taxes	8,426

Current income tax and social contribution	(1,763)
Net income for the year	6,663
Total revenue and net income for the Group is presented below on a pro-forma basis assuming the acquisitions occurred at the beginning of the year of each acquisition:

2022

Pro-forma total revenue and income	9,600,659
Pro-forma net loss for the year	(527,979)
This pro-forma financial information is presented for informational purposes only and does not purport to represent what the Company’s results of operations would have been had it completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.
21.4.    Acquisitions in 2021 – assessments concluded in 2022
During 2021, the Company conducted business combinations with some companies, including SimplesVet, VHSYS, Linx, Trampolin and Collact. The acquisitions of these companies were measured in 2021 based on preliminary assessments and included in the December 31, 2021 consolidated financial statements. The assessments were completed in the first quarter of 2022 for SimplesVet and VHSYS, in the second quarter of 2022 for Linx and in the third quarter for Trampolin and Collact. The effects of the differences between the preliminary assessments (as originally recognized on December 31, 2021) and the final assessments was retrospectively accounted in the consolidated financial statements as of December 31, 2021. Therefore, the December 31, 2021 comparative statement of financial position was revised in these interim condensed consolidated financial statements (see Note 1.3).
21.4.1.    Financial position of the businesses acquired
The net assets acquired, at fair value, on the date of the business combination, and the goodwill amount originated in the transaction considering the preliminary and the final assessments are presented below.
21.4.1.1. SimplesVet

Fair value	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash and cash equivalents	11,107	—	11,107
Trade accounts receivable	96	—	96
Recoverable taxes	—	20	20
Property and equipment	179	—	179
Intangible assets - Customer relationship(a)	15,924	(9,098)	6,826
Intangible assets - Software(a)	2,807	12,859	15,666
Other assets	137	(21)	116
Total assets	30,250	3,760	34,010

Trade accounts payable	106	—	106
Labor and social security liabilities	566	—	566
Taxes payable	—	580	580
Deferred tax liabilities	6,369	1,279	7,648
Other liabilities	843	(580)	263
Total liabilities	7,884	1,279	9,163

Net assets and liabilities(b)	22,366	2,481	24,847
Consideration paid (Note 21.4.3)	39,583	(2,102)	37,481
Goodwill	17,217	(4,583)	12,634

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified customer relationship, and software as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 21.4.2.
(b)The net assets recognized in the December 31, 2021 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by SimplesVet. The valuation had not been completed by the date the 2021 financial statements were approved for issue by the Board of Directors. In the first quarter of 2022, the valuation was completed.
21.4.1.2. VHSYS

Fair value	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash and cash equivalents	13,731	—	13,731
Trade accounts receivable	351	—	351
Recoverable taxes	—	38	38
Property and equipment	2,232	4	2,236
Intangible assets	2,522	(2,522)	—
Intangible assets - Customer relationship(a)	6,134	(5,462)	672
Intangible assets - Software(a)	14,583	8,215	22,798
Intangible assets - Trademarks and patents(a)	—	21,513	21,513
Other assets	109	(60)	49
Total assets	39,662	21,726	61,388

Trade accounts payable	3,515	—	3,515
Loans and financing	1,525	—	1,525
Labor and social security liabilities	2,019	—	2,019
Taxes payable	—	174	174
Provision for contingencies	—	2	2
Deferred tax liabilities	7,044	7,393	14,437
Other liabilities	177	(177)	—
Total liabilities	14,280	7,392	21,672

Net assets and liabilities(b)	25,382	14,334	39,716
Consideration paid (Note 21.4.3)	55,411	7,167	62,578
Goodwill	30,029	(7,167)	22,862

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified customer relationship, and software as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 21.4.2.
(b)The net assets recognized in the December 31, 2021 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by VHSYS. The valuation had not been completed by the date the 2021 financial statements were approved for issue by the Board of Directors. In the first quarter of 2022, the valuation was completed.
21.4.1.3. Linx

Fair value	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash and cash equivalents	41,618	—	41,618
Short-term investments	431,444	—	431,444
Accounts receivable from card issuers	349,471	—	349,471
Trade accounts receivable	212,567	—	212,567
Recoverable taxes	43,927	(15,721)	28,206
Prepaid expenses	4,735	—	4,735
Deferred tax assets	47,362	148,737	196,099
Property and equipment	200,420	—	200,420
Intangible assets	56,917	—	56,917
Intangible assets - Customer relationship(a)	1,471,741	(899)	1,470,842
Intangible assets - Software(a)	340,780	—	340,780
Intangible assets - Trademarks and patents(a)	214,578	—	214,578
Intangible assets - Non-compete agreement(a)	—	24,365	24,365
Other assets	77,367	—	77,367
Total assets	3,492,927	156,482	3,649,409

Accounts payable to clients	332,902	—	332,902
Trade accounts payable	107,205	—	107,205
Loans and financing	346,151	—	346,151
Labor and social security liabilities	85,829	—	85,829
Taxes payable	34,635	—	34,635
Deferred tax liabilities	608,749	9,714	618,463
Provision for contingencies	164,259	—	164,259
Other liabilities	111,233	—	111,233
Total liabilities	1,790,963	9,714	1,800,677

Net assets and liabilities(b)	1,701,964	146,768	1,848,732
Consideration paid (Note 21.4.3.3)	6,737,900	24,365	6,762,265
Goodwill	5,035,936	(122,403)	4,913,533

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified customer relationship, software, trademarks and patents, and non-compete agreement as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 21.4.2.
(b)The net assets recognized in the December 31, 2021 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Linx. The valuation had not been completed by the date the 2021 financial statements were approved for issue by the Board of Directors. In the second quarter of 2022, the valuation was completed.
21.4.1.4. Trampolin

Fair value	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash and cash equivalents	294	—	294
Trade accounts receivable	130	—	130
Property and equipment	9	—	9
Intangible assets - Software(a)	7,874	(6,414)	1,460
Other assets	2	—	2
Total assets	8,309	(6,414)	1,895

Deferred tax liabilities	2,677	(2,180)	497
Other liabilities	125	—	125
Total liabilities	2,802	(2,180)	622

Net assets and liabilities(b)	5,507	(4,234)	1,273
Consideration paid (Note 21.4.3.4)	24,993	(1,694)	23,299
Goodwill	19,486	2,540	22,026

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified software as intangible asset. Details on the methods and assumptions adopted to evaluate these assets are described on Note 21.4.2.
(b)The net assets recognized in the December 31, 2021 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Trampolin. The valuation had not been completed by the date the 2021 financial statements were approved for issue by the Board of Directors. In the third quarter of 2022, the valuation was completed.
21.4.1.5. Collact

Fair value	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash and cash equivalents	38	—	38
Trade accounts receivable	29	—	29
Property and equipment	389	—	389
Intangible assets - Customer relationship(a)	—	294	294
Intangible assets - Software(a)	11,634	(10,518)	1,116
Intangible assets - Trademarks and patents(a)	774	(774)	—
Other assets	321	—	321
Total assets	13,185	(10,998)	2,187

Accounts payable to clients	261	—	261
Labor and social security liabilities	852	—	852
Taxes payable	10	—	10
Deferred tax liabilities	4,218	(3,739)	479
Other liabilities	902	—	902
Total liabilities	6,243	(3,739)	2,504

Net assets and liabilities (b)	6,942	(7,259)	(317)
Consideration paid (Note 21.4.3.5)	14,116	—	14,116
Goodwill	7,174	7,259	14,433

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified customer relationship and software as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 21.4.2
(b)The net assets recognized in the December 31, 2021 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Collact. The valuation had not been completed by the date the 2021 financial statements were approved for issue by the Board of Directors. In the third quarter of 2022, the valuation was completed.
21.4.2.    Intangible assets recognized from business combinations
The assumptions adopted to measure the fair value of intangible assets identified in the business combination are described below.
21.4.2.1. Customer relationship

	SimplesVet	VHSYS	Linx	Collact

Amount	6,826	672	1,470,842	294
Method of evaluation	MEEM (*)	MEEM (*)	MEEM (*)	MEEM (*)
Estimated useful life (a)	8 years	3 years, 4 months	31 years, 6 months to 34 years, 6 months	2 years, 7 months
Discount rate (b)	14.0%	13.9%	10.3%	13.8%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections	Acquirer’s management internal projections	Acquirer’s management internal projections

(*) Multi-Period Excess Earnings Method (“MEEM”)
(a)Useful lives were estimated based on internal benchmarks. In the case of Linx useful life considers the observed behavior of Linx customers who historically present a very low level of churn. The asset was measured for each of the Linx subsidiaries and for this reason the useful life is variable.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.4.2.2. Software

	SimplesVet	VHSYS	Linx	Trampolin	Collact

Amount	15,666	22,798	340,780	1,460	1,115
Method of evaluation	Replacement cost	Replacement cost	Relief from royalties	Replacement costs	Relief from royalties
Estimated useful life(a)	6 years	6 years	4 years to 10 years	5 years	5 years
Discount rate(b)	13.6%	13.5%	10.3%	17.3%	13.8%
Source of information	Historical data	Historical data	Acquirer’s management internal projections	Historical data	Acquirer’s management internal projections

(a)Useful lives were estimated based on internal benchmarks. The asset was measured for each of the Linx subsidiaries and for this reason the useful life is variable.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.4.2.3. Trademark and patents

	VHSYS	Linx

Amount	21,513	214,578
Method of evaluation	Relief from royalties	Relief from royalties
Estimated useful life(a)	Indefinite	Indefinite
Discount rate(b)	13.5%	10.3%
Source of information	Acquirer’s management internal projections	Acquirer’s management internal projections

(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.4.2.4. Non-compete agreement

Linx

Amount	24,365
Method of evaluation	With / without
Estimated useful life(a)	5 years
Discount rate(b)	10.3%
Source of information	Acquirer’s management internal projections

(a)Useful lives were estimated based on non-compete agreement terms.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
21.4.3.    Consideration paid
The consideration paid on business combination is composed by the sum of the following values, if any: (i) consideration transferred, (ii) non-controlling interest in the acquiree and (iii) fair value of the acquirer’s previously held equity interest in the acquiree. The consideration paid in the preliminary and the final assessments is presented as follows.
21.4.3.1.    SimplesVet

	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash consideration paid to the selling shareholders	15,650	—	15,650
Cash consideration to be paid to the selling shareholders	5,750	—	5,750
Non-controlling interest in the acquiree(a)	11,183	1,241	12,424
Contingent consideration(b)	7,000	(3,343)	3,657
Total	39,583	(2,102)	37,481

(a)The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.
(b)The final amount of contingent consideration was evaluated for the acquisition date based on predetermined formulas mainly considering the amount of revenue and profitability that the acquired company will have at the end of 2022 in different expected scenarios.
21.4.3.2. VHSYS

	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash consideration paid to the selling shareholders	18,656	—	18,656
Previously held equity interest in the acquiree, at fair value(a)	24,064	—	24,064
Non-controlling interest in the acquiree(b)	12,691	7,167	19,858
Total	55,411	7,167	62,578

(a)Refers to the acquiree’s shares previously acquired from the selling shareholders. As a result of the acquisition of VHSYS in steps, the Group recognized a gain of R$12,010 in 2021 by the difference between the previously held 33.33% interest in VHSYS, at fair value, in the amount of R$24,064, and its carrying amount, of R$12,054.
(b)The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.
21.4.3.3. Linx

	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash consideration paid to the selling shareholders	4,752,811	—	4,752,811
Previously held equity interest in the acquiree, at fair value(a)	1,335,603	—	1,335,603
Shares of the Company issued to selling shareholders	618,514	—	618,514
Contingent consideration(b)	30,972	24,365	55,337
Total	6,737,900	24,365	6,762,265

(a)Refers to the acquiree’s shares previously acquired in stock market or from the selling shareholders.
(b)Refers to share-based payments that may be paid in the next months and to a non-compete agreement signed with the Linx founders selling shareholders.
21.4.3.4. Trampolin

	Preliminary amounts (as presented on December 31, 2021)	Adjustments	Final amounts (as presented on December 31, 2022)

Cash consideration paid to the selling shareholders	13,402	—	13,402
Shares of the Company to be issued to selling shareholders	9,897	—	9,897
Contingent consideration(a)	1,694	(1,694)	—
Total	24,993	(1,694)	23,299

(a)The final amount of contingent consideration was evaluated for the acquisition date based on predetermined formulas mainly considering the amount of revenue and profitability that the acquired company will have at the end of 2022 in different expected scenarios.
21.4.3.5. Collact

Preliminary amounts (as presented on December 31, 2021) and Final amounts (as presented on September 30, 2022)

Cash consideration paid to the selling shareholders	3,173
Previously held equity interest in the acquiree, at fair value(a)	3,529
Loans converted into shares	5,247
Cash consideration to be paid to the selling shareholders	167
Contingent consideration(b)	2,000
Total	14,116

(a)Refers to the acquiree’s shares previously acquired in stock market or from the selling shareholders. As a result of the step acquisition of Collact, the Group recognized a gain of R$3,838 by the difference between the previously held 25% interest in Collact, at fair value, in the amount of R$3,529, and its carrying amount, of (R$309).
(b)The final amount of contingent consideration was evaluated for the acquisition date based on predetermined formulas mainly considering the amount of revenue and profitability that the acquired company will have at the end of 2022 in different expected scenarios.